ACCOUNTS RECEIVABLE, NET - Allowance for credit losses movement (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Allowance for doubtful accounts movement
Beginning balance	$ 780,109	$ 634,166	$ 634,166	$ 694,257	$ 736,725
Reversal		(16,087)		(96,408)
Additions	273,849		52,645	52,323	29,128
Foreign currency translation adjustments	(22,183)	7,362	28,368	(16,006)	(71,596)
Ending balance	$ 1,031,775	690,371	780,109	634,166	$ 694,257
Adoption ASU 2016-13
Allowance for doubtful accounts movement
Beginning balance		$ 64,930	$ 64,930
Ending balance				$ 64,930